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The Gabelli Value 25 Fund Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 98.4%
Automotive — 0.8%
100,000 Iveco Group NV ........................................ $ 1,629,519
Automotive: Parts and Accessories — 3.5%
83,000 Dana Inc. ................................................. 1,106,390
78,000 Garrett Motion Inc. ................................... 652,860
47,500 Genuine Parts Co. ..................................... 5,659,150
7,418,400
Broadcasting — 8.7%
6,500 Liberty Broadband Corp., Cl. A† ................ 552,500
21,500 Liberty Broadband Corp., Cl. C† ................ 1,828,575
488,500 Paramount Global, Cl. A ............................ 11,113,375
160,000 Sinclair Inc. .............................................. 2,548,800
35,200 Sirius XM Holdings Inc. ............................ 793,584
78,000 TEGNA Inc. .............................................. 1,421,160
18,257,994
Cable and Satellite — 2.1%
18,500 AMC Networks Inc., Cl. A† ........................ 127,280
80,000 Comcast Corp., Cl. A ................................ 2,952,000
15,000 EchoStar Corp., Cl. A† .............................. 383,700
36,000 Rogers Communications Inc., Cl. B ........... 962,280
4,425,260
Computer Software and Services — 0.7%
2,500 Meta Platforms Inc., Cl. A ......................... 1,440,900
Consumer Products — 1.5%
44,000 Edgewell Personal Care Co. ...................... 1,373,240
17,000 Energizer Holdings Inc. ............................. 508,640
10,000 Spectrum Brands Holdings Inc. ................ 715,500
10,000 The Scotts Miracle-Gro Co. ....................... 548,900
3,146,280
Diversified Industrial — 5.7%
39,000 Ampco-Pittsburgh Corp.† ......................... 84,630
273,000 Bollore SE ................................................ 1,594,053
56,700 Crane Co. ................................................. 8,685,306
8,000 Honeywell International Inc. ...................... 1,694,000
12,057,989
Electronics — 8.9%
65,000 Resideo Technologies Inc.† ...................... 1,150,500
697,000 Sony Group Corp., ADR ............................ 17,696,830
18,847,330
Energy and Utilities — 6.6%
53,300 APA Corp. ................................................ 1,120,366
4,000 Exxon Mobil Corp. .................................... 475,720
22,500 Halliburton Co. ......................................... 570,825
33,400 Innovex International Inc.† ....................... 599,864
139,400 National Fuel Gas Co. ................................ 11,039,086
2,400 Southwest Gas Holdings Inc. .................... 172,320
13,978,181
Shares
Market
Value
Entertainment — 15.1%
33,000 Atlanta Braves Holdings Inc., Cl. A† .......... $ 1,447,710
137,300 Atlanta Braves Holdings Inc., Cl. C† .......... 5,493,373
38,000 Fox Corp., Cl. A ........................................ 2,150,800
1,100,000 Grupo Televisa SAB, ADR ......................... 1,925,000
48,000 Havas NV† ............................................... 68,252
1,000 Liberty Media Corp.-Liberty Live, Cl. C† .... 68,140
73,000 Madison Square Garden Entertainment
Corp.† .................................................. 2,390,020
50,000 Madison Square Garden Sports Corp.† ..... 9,736,000
300,000 Ollamani SAB† ......................................... 666,862
82,052 Sphere Entertainment Co.† ....................... 2,684,741
14,700 The Walt Disney Co. ................................. 1,450,890
240,000 Vivendi SE ................................................ 715,475
280,000 Warner Bros Discovery Inc.† .................... 3,004,400
31,801,663
Environmental Services — 8.0%
49,400 Republic Services Inc. .............................. 11,962,704
25,500 Waste Connections Inc. ............................ 4,977,345
16,940,049
Equipment and Supplies — 2.2%
56,000 Flowserve Corp. ....................................... 2,735,040
6,400 Valmont Industries Inc. ............................. 1,826,368
4,561,408
Financial Services — 14.8%
33,700 American Express Co. ............................... 9,066,985
23,000 Citigroup Inc. ........................................... 1,632,770
5,000 KKR & Co. Inc. ......................................... 578,050
30,000 Loews Corp. ............................................. 2,757,300
166,500 The Bank of New York Mellon Corp. .......... 13,964,355
4,000 The Goldman Sachs Group Inc. ................. 2,185,160
5,500 The PNC Financial Services Group Inc. ...... 966,735
31,151,355
Food and Beverage — 3.3%
39,500 Diageo plc, ADR ....................................... 4,139,205
43,000 Mondelēz International Inc., Cl. A .............. 2,917,550
7,056,755
Health Care — 1.2%
15,000 Baxter International Inc. ............................ 513,450
21,500 Perrigo Co. plc ......................................... 602,860
19,000 Pfizer Inc. ................................................ 481,460
7,500 Zimmer Biomet Holdings Inc. ................... 848,850
4,000 Zimvie Inc.† ............................................. 43,200
2,489,820
Hotels and Gaming — 1.7%
40,000 Ryman Hospitality Properties Inc., REIT .... 3,657,600
Machinery — 2.3%
392,000 CNH Industrial NV .................................... 4,813,760

The Gabelli Value 25 Fund Inc.
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Metals and Mining — 6.1%
22,200 Freeport-McMoRan Inc. ............................ $ 840,492
251,000 Newmont Corp. ........................................ 12,118,280
12,958,772
Telecommunication Services — 0.7%
110,000 Liberty Global Ltd., Cl. A† ......................... 1,266,100
23,000 Liberty Global Ltd., Cl. C† ......................... 275,310
1,541,410
Telecommunications — 2.4%
30,200 Sunrise Communications AG, Cl. A† ......... 1,457,601
95,000 Telephone and Data Systems Inc. .............. 3,680,300
5,137,901
Wireless Communications — 2.1%
64,000 United States Cellular Corp.† .................... 4,425,600
TOTAL COMMON STOCKS .................. 207,737,946
RIGHTS — 0.0%
Health Care — 0.0%
2,000 ABIOMED Inc., CVR† ................................ 3,200
Shares
Market
Value
WARRANTS — 0.0%
Diversified Industrial — 0.0%
25,000 Ampco-Pittsburgh Corp., expire 08/01/25† $ 323
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 1.6%
$ 3,465,000 U.S. Treasury Bills,
4.222% to 4.280%††,
05/08/25 to 06/20/25 ............................ 3,438,335
TOTAL INVESTMENTS — 100.0%
(Cost $91,560,260) ............................... $ 211,179,804
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust